UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2006 – June 30, 2006

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2006

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

John C. Lounds, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

Thomas W. Evans, Senior Vice President

Susan N. Roth, Chief Compliance Officer

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contractowners of Allstate Assurance Company Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2006. Comparative figures that relate to Separate Account B’s activities during 2006 are provided below.

The accumulation value for Separate Account B increased 2.67% for the first half of 2006 from $15.37 at year-end 2005 to $15.78 on June 30, 2006. During this same period the S&P 500 index increased by a yield adjusted 2.71%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2006 was 127,314, down from 155,903 at year-end 2005. As a result of withdrawals and changes in the accumulation unit value, total contractowners’ equity on June 30, 2006 was $2,522,752 compared to $2,951,319 on December 31, 2005.

The major U.S. and global equity indexes finished mixed for the first six months, including the aforementioned increase in the S&P 500 index, the NASDAQ, down 1.08% and the Russell 2000 index, which was up 8.21%. As the second quarter wound down, the Federal Reserve lifted the Fed Funds rate to 5.25% on June 29, 2006 and left future rate changes with a “data dependent” stance. The strength of the consumer remains in question, as business spending has continued to support the economy. While the second half outlook for equities remains favorable, the risks of the market include continued high oil prices, uncertain Federal Reserve movements and further slow down in the economy. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Additional Information.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

UnumProvident Corporation paid all expenses relative to the operation of Allstate Assurance Company Separate Account B (“Separate Account B”) including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from Separate Account B. Each Board member, other than David G. Fussell, receives an annual retainer of $4,000 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Managers of the Registrant, and is available, without charge, upon request, toll-free at 1-800-718-8824 for contractowners to call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (76) 2418 90th Street, NW Bradenton, FL 34209	Member, Board of Managers	2005-2006 28 years of service	B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (59) P. O. Box 1367 Chattanooga, TN 37401-1367	Member, Board of Managers	2005-2006 14 years of service	President, Newton Chevrolet, Inc.; President, Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

The member of the Board of Managers listed below is an “interested person” of Separate Account B within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell* (59) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2005-2006 11 years of service	Senior Vice President, UnumProvident Corporation, Chattanooga, Tennessee	1	None

*	Officer of Provident Investment Management, LLC (hereinafter “PIM”, formerly referred to as “PRIMCO”) (the investment sub-advisor of Separate Account B) and other subsidiaries within the UnumProvident Corporation holding company system.

None of the members of the Board of Managers who are not “interested persons” of Separate Account B within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of the Company or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2006

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2006
ASSETS

Common stocks—at market value (Cost: $1,413,088)	$2,527,527
Cash	4,049
Accrued dividends and interest	2,566

TOTAL ASSETS	2,534,142

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	10,170
Management fee and other amounts due Allstate Assurance Company	1,220

TOTAL LIABILITIES	11,390

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 127,314.325; unit value: $15.781618)	2,009,226
Annuity contracts in pay-out period	513,526

TOTAL CONTRACT OWNERS’ EQUITY	$2,522,752

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2006
INVESTMENT INCOME

Income:

Dividends	$19,651

Expenses—Note C:
Investment advisory services	6,703
Mortality and expense assurances	9,384

16,087

NET INVESTMENT INCOME	3,564

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A

Net realized gain from investment transactions (excluding short-term securities):
Proceeds from sales	525,156
Cost of investments sold	300,122

Net realized gain	225,034

Net unrealized appreciation of investments:
At end of period	1,114,439
At beginning of period	1,261,934

Decrease in net unrealized appreciation of investments	(147,495)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	77,539

INCREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$81,103

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
BALANCE AT BEGINNING OF PERIOD	$2,951,319	$3,362,150

FROM INVESTMENT ACTIVITIES:

Net investment income	3,564	2,080
Net realized gain (loss) on investments	225,034	(29,263)
Increase (decrease) in net unrealized appreciation of investments	(147,495)	66,393

Increase in contract owners’ equity from investment activities	81,103	39,210

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Terminations and death benefits (Units terminated):
2006— 28,588.653;	(453,486)	(339,789)
2005—23,210.710;

Variable annuity benefits paid (Number of units):
2006— 3,566.931;	(56,184)	(110,252)

2005—7,521.621;

Decrease in contract owners’ equity from variable annuity contract transactions	(509,670)	(450,041)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(428,567)	(410,831)

BALANCE AT END OF PERIOD	$2,522,752	$2,951,319

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2006

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (19.0%)
Corning, Inc. *	3,400	$82,246
Emerson Electric Company	800	67,048
General Electric Company	3,400	112,064
Textron, Inc.	1,150	106,007
Tyco International, Ltd.	4,100	112,750

		480,115

CONSUMER GOODS (11.0%)
Lowe’s Companies, Inc.	1,800	109,206
Masco Corporation	3,000	88,920
PepsiCo, Inc.	1,300	78,052

		276,178

CONSUMER SERVICES (10.1%)
Comcast Corporation, Class A *	2,000	65,560
D.R. Horton, Inc.	1,750	41,685
Time Warner, Inc. *	4,000	69,200
Wal-Mart Stores, Inc.	1,600	77,072

		253,517

ENERGY (18.5%)
Dominion Resources, Inc.	1,250	93,487
Grant Prideco, Inc. *	2,400	107,400
Schlumberger, Ltd.	1,800	117,198
Weatherford International, Ltd. *	3,000	148,860

		466,945

FINANCIAL (15.1%)
American Express Company	2,700	143,694
Bank of America Corporation	2,000	96,200
Citigroup, Inc.	1,500	72,360
JPMorgan Chase & Co.	1,650	69,300

		381,554

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2006

	Number of Shares	Market Value
COMMON STOCKS - Continued

HEALTH CARE (4.2%)
Eli Lilly & Company	500	$27,635
Johnson & Johnson	764	45,779
Medtronic, Inc.	700	32,844

		106,258

TECHNOLOGY - HARDWARE (6.8%)
Cisco Systems, Inc. *	5,500	107,415
Intel Corporation	3,400	64,430

		171,845

TECHNOLOGY - SOFTWARE & SERVICES (11.0%)
First Data Corporation	2,000	90,080
Microsoft Corporation	3,200	74,560
Yahoo!, Inc. *	3,400	112,200

		276,840

TELECOMMUNICATIONS (4.5%)
Motorola, Inc.	2,500	50,375
Vodafone Group, PLC Sponsored ADR	3,000	63,900

		114,275

TOTAL COMMON STOCK (100.2%)		2,527,527

TOTAL INVESTMENTS (100.2%)		2,527,527

CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(4,775)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,522,752

*	Non-income producing security

ADR – American Depository Receipt

See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months
	Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Investment income	$0.12		$0.19	$0.23	$0.11	$0.11	$0.11
Expenses	0.10		0.18	0.18	0.14	0.15	0.19

Net investment income (loss)	0.02		0.01	0.05	(0.03)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	0.39		0.27	1.16	3.72	(5.07)	(1.28)

Net increase (decrease) in contract owners’ equity	0.41		0.28	1.21	3.69	(5.11)	(1.36)
Net contract owners’ equity:
Beginning of period	15.37		15.09	13.88	10.19	15.30	16.66

End of period	$15.78		$15.37	$15.09	$13.88	$10.19	$15.30

Ratio of expenses to average contract owners’ equity	1.24	%*	1.20%	1.20%	1.21%	1.19%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	0.27	%*	0.07%	0.38%	(0.25)%	(0.34)%	(0.51)%
Portfolio turnover	1%		6%	5%	0%	1%	12%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	127,314		155,903	179,114	205,266	211,880	238,382

*	Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2006

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,214,656 and gross unrealized losses of $100,217 at June 30, 2006. Security transactions are recorded on a trade date basis. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2006 and the year ended December 31, 2005 is shown below.

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Cost of investments purchased	$11,282	$182,494

Proceeds from investments sold	$525,156	$621,268

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2006

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value
December 1968	1.036279
December 1969	1.080379
December 1970	1.030039
December 1971	1.178612
December 1972	1.403795
December 1973	1.126624
December 1974	0.863269
December 1975	1.022844
December 1976	1.156853
December 1977	1.064425
December 1978	1.094150
December 1979	1.219189
December 1980	1.555258
December 1981	1.473246
December 1982	1.812441
December 1983	2.132092
December 1984	2.029912
December 1985	2.480050
December 1986	2.743444
December 1987	2.734169
December 1988	3.087892
December 1989	3.812606
December 1990	3.736441
December 1991	5.036212
December 1992	5.028547
December 1993	5.646864
December 1994	5.410722
December 1995	6.908158
December 1996	8.435567
March 1997	8.468896
June	10.238554
September	11.146167
December	11.384926
March 1998	12.975484
June	13.465013
September	11.758633
December	15.192155
March 1999	15.889579
June	17.218781
September	15.844714
December	19.180992
March 2000	19.749348
June	19.048770
September	17.707495
December	16.659801
March 2001	14.835643
June	16.233254
September	13.226137
December	15.297123
March 2002	14.625826
June	12.053638
September	9.364676
December	10.188983
March 2003	9.728625
June	11.721042
September	12.329500
December	13.879698
March 2004	14.120048
June	14.422906
September	13.795096
December	15.094382
March 2005	14.304578
June	14.363421
September	14.795618
December	15.370699
January 2006	15.795189
February	15.592784
March	15.914824
April	16.375420
May	15.976772
June	15.781618

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1996, on the last valuation day of each quarter from March 1997 through December 2005, and on the last valuation day of each month beginning January 2006. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

Separate Account B has assets of under $3 million. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of Separate Account B consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in Separate Account B. Because of the nature of Separate Account B’s business there are no sensitive accounting statements used in preparation of the financial statements of Separate Account B.

Item 4. Principal Accountant Fees and Services.

All fees relating to audit services performed for Separate Account B are paid by UnumProvident Corporation.

Audit Fees – Deloitte & Touche LLP billed UnumProvident Corporation $40,000.00 for the audit of the financial statements of Separate Account B for 2005 and Ernst & Young LLP billed UnumProvident Corporation $15,100.00 for the audit of the financial statements of Separate Account B for 2004.

Audit-Related Fees –The aggregate fees for audit-related services rendered by Ernst & Young LLP to Separate Account B, PIM, or to the investment advisor or any entity controlling, controlled by or under common control with the investment advisor in 2005 and 2004 were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to Separate Account B for fiscal years ended December 31, 2005 and December 31, 2004, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to Separate Account B, PIM, or to the investment advisor or any entity controlling, controlled by or under common control with the investment advisor for such services to Separate Account B in 2005 and 2004 were $0.00 and $0.00.

Item 5. Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)
Month #2 (identify beginning and ending dates)
Month #3 (identify beginning and ending dates)
Month #4 (identify beginning and ending dates)
Month #5 (identify beginning and ending dates)
Month #6 (identify beginning and ending dates)
Total

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 29, 2006.